TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                               SEMI-ANNUAL REPORT

Dear Investor:

We are pleased to report that the Transamerica Occidental's Separate Account Fund B performed extremely well in the first half of 1999, surpassing the broad market substantially. Fund B generated a total return of 17.3% for the six months ended June 30, 1999 versus the S&P 500's return of 12.4% for the same period.

The Separate Account Fund invests largely in growth stocks that possess superior capacity for significant long-term appreciation. A large portion of our portfolio is invested in technology, which is undergoing a huge innovation cycle. Strong performers in the Fund that have demonstrated superior growth in recent months are EMC, the Gap Corporation, Inc. and Charles Schwab Corporation.

Our outlook for the Fund remains extremely positive and we believe the merits of its holdings will be reflected well in the coming months. The U.S. economy still appears strong. Although the rise in interest rates does create a degree of concern going forward, we do not expect inflation to re-ignite in the near term. We believe the technological innovation now benefiting our economy is deflationary for most industries, driving prices lower for consumers. Companies such as those we have purchased for the Fund are extremely well positioned to benefit from this economic shift.

Thank you for your continued investment in the Separate Account Fund B.

                                             /s/ Gary U. Rolle

                                             Gary U. Rolle
                                             President and
                                             Chairman Board of Managers
                                             Transamerica Occidental's
                                             Separate Account Fund B

                       TABLE OF ACCUMULATION UNIT VALUES

                                 Accumulation
        End of Quarter            Unit Value
        --------------           ------------
June, 1989.....................     3.704618
September, 1989................     4.126660
December, 1989.................     3.975169
March, 1990....................     3.879319
June, 1990.....................     4.124224
September, 1990................     3.268967
December, 1990.................     3.518587
March, 1991....................     4.337042
June, 1991.....................     4.288242
September, 1991................     4.480883
December, 1991.................     4.908113
March, 1992....................     4.895752
June, 1992.....................     4.798707
September, 1992................     4.981578
December, 1992.................     5.580041
March, 1993....................     5.893141
June, 1993.....................     6.139891
September, 1993................     6.868266
December, 1993.................     6.851062

                                 Accumulation
        End of Quarter            Unit Value
        --------------           ------------
March, 1994....................   $ 6.629959
June, 1994.....................     6.325672
September, 1994................     6.905430
December, 1994.................     7.364882
March, 1995....................     8.376121
June, 1995.....................     9.806528
September, 1995................    11.275672
December, 1995.................    11.163517
March, 1996....................    11.495829
June, 1996.....................    12.356950
September, 1996................    13.007681
December, 1996.................    14.289273
March, 1997....................    14.574090
June, 1997.....................    18.948025
September, 1997................    22.762719
December, 1997.................    20.822981
March, 1998....................    24.769837
June, 1998.....................    26.122076
September, 1998................    24.532238
December, 1998.................    31.039623
March, 1999....................    36.274720
June, 1999.....................    36.182643

The table above covers the period from June, 1989, to June, 1999. The results shown should not be considered a representation of the gain or loss which may be realized from an investment made in the Fund today.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            PORTFOLIO OF INVESTMENTS

                           JUNE 30, 1999 (UNAUDITED)

Number
  of                                                 Market
Shares                 Common Stocks                Value(1)
------                 -------------                --------
          BROADCASTING (3.63%)
60,000    Clear Channel Communications, Inc.*.... $  4,136,220
                                                  ------------
          BUSINESS SERVICES (4.72%)
110,000   First Data Corporation.................    5,383,070
                                                  ------------
          CHEMICALS (2.94%)
60,000    Minerals Technologies, Inc. ...........    3,348,720
                                                  ------------
          COMMERCIAL SERVICES (2.44%)
145,000   Sodexho Marriott Services, Inc.*.......    2,782,115
                                                  ------------
          COMMUNICATION SERVICES (3.19%)
110,000   Qwest Communications International,        3,636,820
           Inc...................................
                                                  ------------
          COMPUTERS & BUSINESS EQUIPMENT (11.81%)
230,000   Dell Computer Corporation*.............    8,510,000
80,000    EMC Corporation........................    4,950,000
                                                  ------------
                                                    13,460,000
                                                  ------------
          DRUGS & HEALTH CARE (2.60%)
40,000    Merck & Co., Inc.......................    2,960,000
                                                  ------------
          ELECTRONICS (13.78%)
100,000   Applied Materials, Inc.*...............    7,787,500
140,000   Intel Corporation......................    8,330,000
                                                  ------------
                                                    15,717,500
                                                  ------------
          FINANCIAL SERVICES (12.05%)
125,000   Charles Schwab Corp....................   13,734,375
                                                  ------------
          HOTELS & RESTAURANTS (3.26%)
90,000    McDonalds Corporation..................    3,718,080
                                                  ------------

Number
  of                                                 Market
Shares                 Common Stocks                Value(1)
------                 -------------                --------
          HUMAN RESOURCES (1.14%)
50,000    Robert Half International, Inc.*....... $  1,300,000
                                                  ------------
          LEISURE & ENTERTAINMENT (2.84%)
75,000    Pixar, Inc.*...........................    3,234,375
                                                  ------------
          RETAIL (3.98%)
90,000    CCA Prison Realty Trust................    4,533,750
                                                  ------------
          RETAIL GROCERY(7.35%)
300,000   Kroger Company.........................    8,381,100
70,000    Safeway, Inc.*.........................    3,465,000
                                                  ------------
                                                    11,846,100
                                                  ------------
          SOFTWARE (13.31%)
115,000   IMS Health, Inc........................    3,593,750
120,000   Microsoft Corporation*.................   10,822,440
250,000   Open Text Corporation..................      750,000
                                                  ------------
                                                    15,166,190
                                                  ------------
          TECHNOLOGY (1.06%)
14,000    Vorisign, Inc..........................    1,207,500
                                                  ------------
          TRANSPORTATION/RAIL (4.48%)
80,000    Kansas City Southern Ind., Inc. .......    5,104,960
                                                  ------------


          TOTAL COMMON STOCKS (97.63%)...........  111,269,775
                                                  ============

          Cash, Cash Equivalents and Receivables
           Less Liabilities (2.37%)..............    2,700,682
                                                  ------------

          NET ASSETS (100%)...................... $113,970,457
                                                  ============

------------

(1) Common stocks are valued at the last closing price for securities traded on a national stock exchange and the bid price for unlisted securities.

 *  Indicates non-income producing stocks.

See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            STATEMENT OF NET ASSETS

                                 JUNE 30, 1999

ASSETS:
Investments in common stock -- at market value (cost
  $50,357,535)..............................................    $111,269,775
Cash and cash equivalents...................................       2,668,411
Dividend and interest receivable............................          32,271
                                                                ------------
     TOTAL ASSETS...........................................     113,970,457
LIABILITIES:
Due to Transamerica Occidental's general account............         189,682
                                                                ------------
NET ASSETS..................................................    $113,780,775
                                                                ============
Net assets attributed to variable annuity
  contractholders -- 3,133,688 units at $36.182643 per
  unit......................................................    $113,385,108
Reserve for retired annuitants (Note C).....................         395,667
                                                                ------------
                                                                $113,780,775
                                                                ============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                For the
                                                              period ended       Year ended
                                                                June 30,        December 31,
                                                                  1999              1998
                                                              ------------      ------------
Net investment loss.........................................  $   (562,243)     $  (750,527)
Net realized gain from security transactions................    12,600,479       18,511,981
Net unrealized appreciation (depreciation) on investments...     4,339,081       15,435,710
                                                              ------------      -----------
Net increase in net assets resulting from operations........    16,377,317       33,197,164
Variable annuity deposits (net of sales and administration
  expenses and applicable state premium taxes)..............        30,441           84,604
Payments to Contract Owners:
  Annuity payments..........................................       (33,172)         (71,998)
  Terminations and withdrawals..............................    (1,744,941)      (3,006,584)
Adjustment for mortality guarantees on retired annuitants...        20,612           37,352
                                                              ------------      -----------
Total increase in net assets................................    14,650,257       30,240,538
Balance at beginning of period..............................    99,130,518       68,889,980
                                                              ------------      -----------
Balance at end of period....................................  $113,780,775      $99,130,518
                                                              ============      ===========

See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            STATEMENT OF OPERATIONS

                                 JUNE 30, 1999

NET INVESTMENT INCOME
  INCOME:
     Dividends..............................................  $   103,202
     Interest...............................................       42,136
                                                              -----------
       Total investment income..............................      145,338
                                                              -----------
  EXPENSES:
     Mortality and expense risk charges.....................      707,552
     Investment management services.........................           29
                                                              -----------
       Total expenses.......................................      707,582
                                                              -----------
  Net investment loss.......................................     (562,243)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions..............   12,600,479
  Net change in unrealized appreciation on investments......    4,339,081
                                                              -----------
  Net realized and unrealized gain on investments...........   16,939,560
                                                              -----------
       Net increase in Net Assets resulting from
        operations..........................................  $16,377,317
                                                              ===========

See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as an open-end diversified investment company. The Fund's investment objective is long-term capital growth.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as additional information becomes known which could impact the amounts reported and disclosed herein.

Investment in Securities

     Common stocks are valued at the last closing price for securities traded on a national stock exchange and the bid price for unlisted securities. The cost of securities purchased (excluding short-term investments) and proceeds from sales aggregated $20,615,411 and $23,446,744, respectively, in 1999. The Fund had gross unrealized gains of $60,912,239 at June 30, 1999 related to these investments. Realized gains and losses on investments are determined using the average cost method.

Cash Equivalents

     Cash equivalents consist of money market funds invested daily from excess cash balances on deposit.

Federal Income Taxes

     Operations of the Fund will form a part of, and be taxed with, those of Transamerica Occidental Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Transamerica Occidental Life will not charge the Fund for income taxes applicable to its investment in the Fund. Under current law, income from assets maintained in the Fund for the exclusive benefit of Participants is in general not subject to federal income tax.

Expenses

     The value of the Fund has been reduced by charges on each Valuation Date for investment management services on the basis of an annual rate of 0.3% and mortality and expense risks on the basis of an annual rate of 1.0%. These charges are paid to Transamerica Occidental Life.

Other

     The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

NOTE B -- TRANSAMERICA OCCIDENTAL LIFE INVESTMENT

     As of June 30, 1999, Transamerica Occidental Life had deposited $2,000,000 (current fund value of $77,338,841) in the Fund under an amendment to the California Insurance Code which permits domestic life insurers to allocate amounts to such accounts. Transamerica Occidental Life is entitled to withdraw all but $100,000 of its proportionate share of the Fund, in whole or in part, at any time.

NOTE C -- RESERVES FOR RETIRED ANNUITANTS

     Reserves for retired annuitants are computed using The Annuity Table for 1949, ultimate, one year age set back and an assumed investment earnings rate of 3 1/2%.

NOTE D -- REMUNERATION

     No remuneration was paid during 1999 by Transamerica Occidental's Separate Account Fund B to any member of the Board of Managers or officer of Fund B or any affiliated person of such members or officers.

FINANCIAL HIGHLIGHTS

     Selected data for an accumulation unit outstanding throughout each period are as follows:

                                         For six
                                          months
                                          ended
                                         June 30,
                                           1999       1998       1997       1996       1995       1994
                                         --------    -------    -------    -------    -------    ------
Investment income......................  $ 0.046     $ 0.098    $  .077    $  .071    $  .044    $ .040
Expenses...............................    0.223       0.328      0.244       .163       .125      .089
                                         -------     -------    -------    -------    -------    ------
Net investment loss....................   (0.178)     (0.230)    (0.167)     (.092)     (.081)    (.049)
Net realized and unrealized gain on
  investments..........................    4.965      10.447      6.701      3.217      3.880      .563
                                         -------     -------    -------    -------    -------    ------
    Net increase in accumulation unit
      value............................    5.143      10.217      6.534      3.125      3.799      .514
Accumulation unit value:
  Beginning of period..................   31.040      20.823     14.289     11.164      7.365     6.851
                                         -------     -------    -------    -------    -------    ------
  End of period........................  $36.183     $31.040    $20.823    $14.289    $11.164    $7.365
                                         =======     =======    =======    =======    =======    ======
Ratio of expenses to average
  accumulation fund balance(a).........     1.31%       1.32%      1.33%      1.31%      1.32%     1.31%
Ratio of net investment loss to average
  accumulation fund balance(a).........    (1.04)%      (.92)%    (0.91)%    (0.74)%    (0.86)%   (0.72)%
Portfolio turnover.....................    19.15%      53.78%     15.21%     32.94%     17.17%    30.62%
Number of accumulation units
  outstanding at end of period (000's
  omitted).............................    3,146       3,193      3,273      3,431      3,598     3,749

(a) On an annualized basis.

CONTRACT HOLDERS MEETING

     On June 16, 1999 the Separate Account Fund B held a special meeting of contract holders for the purpose of approving new investment advisory and sub-advisory agreements, in addition to certain other matters. This meeting was prompted by the merger agreement between Transamerica Corporation, the parent company of the Fund's investment adviser, Transamerica Occidental Life Insurance Company, and the Fund's sub-adviser, Transamerica Investment Services, Inc., and AEGON, N.V., a Dutch insurance company. The acquisition of Transamerica Corporation by AEGON occurred on July 21, 1999, at which time the new investment advisory and sub-advisory agreements became effective.

     The following proposals were presented to the contract holders for a vote. The results of the vote are below.

                                                                   VOTES     VOTES
                                                                    FOR     AGAINST   ABSTAIN
                                                                  -------   -------   -------
1)   To approve the new investment advisory agreement between     341,287    3,429     8,838
       the Fund and Transamerica Occidental Life Insurance
       Company.
2)   To approve the new investment sub-advisory agreement,        330,679   20,471     2,404
       relating to the Fund, between Transamerica Occidental
       Life Insurance Company and Transamerica Investment
       Services, Inc.
3)   To elect as Board members the nominees listed below:
       Gary U. Rolle                                              344,405      XXX     9,149
       Peter J. Sodini                                            344,521      XXX     9,033
       Jon C. Strauss                                             332,841      XXX    20,713
       Dr. James H. Garrity                                       330,078      XXX    23,476
4)   To ratify the selection by the Board of Managers of Ernst &  351,963      XXX     1,591
       Young LLP as independent public accountants for the
       fiscal year ending December 31, 1999.

          TRANSAMERICA
      OCCIDENTAL'S SEPARATE
         ACCOUNT FUND B

      MANAGERS AND OFFICERS

GARY U. ROLLE, President and
  Chairman of Board
PETER J. SODINI, Manager
JON C. STRAUSS, Manager
DR. JAMES H. GARRITY, Manager
SANDRA C. BROWN, Vice President
SALLY S. YAMADA, Treasurer,
  Assistant Secretary
THOMAS M. ADAMS, Secretary
REGINA M. FINK, Assistant
  Secretary
SUSAN R. HUGHES, Assistant
  Treasurer

Distributor:

Transamerica Financial Resources,
Inc.
1150 South Olive
Los Angeles, California
90015-2211
Tel. (800) 245-8250

Custodian:

Mellon Bank Securities Trust
1 Mellon Bank Ctr.
Pittsburgh, PA 15258
Tel. (800) 234-6356

Transamerica Occidental       (LOGO)
Life Insurance Company
Annuity Service Center
P.O. Box 31848
Charlotte, NC 28231-1848
800 258-4260




              (LOGO)


TRANSAMERICA
OCCIDENTAL'S
SEPARATE
ACCOUNT FUND B
SEMI-ANNUAL
FINANCIAL REPORT
JUNE 30, 1999


This report cannot be used as sales literature.

TFM 1036 Ed. 2-98